Changes in Valuation Allowance for Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Valuation Allowance [Line Items]
Balance at beginning of year	¥ 69,092	¥ 65,479	¥ 53,410
Additions	10,741	18,665	14,265
Deductions	(7,347)	(4,651)	(4,118)
Effect of exchange rate changes and others	8,521	(10,401)	1,922
Balance at end of year	¥ 81,007	¥ 69,092	¥ 65,479